10. Subsequent Events (Details) - USD ($)										6 Months Ended	12 Months Ended
	Dec. 06, 2016	Nov. 30, 2016	Nov. 04, 2016	Jul. 27, 2016	Jun. 28, 2016	Jun. 13, 2016	May 17, 2016	Apr. 07, 2016	Dec. 08, 2015	Oct. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014	May 21, 2014	Dec. 17, 2013
Debt Conversion, Original Debt, Amount												$ 28,500
License Agreement and Commitment, Description										the Company agreed to pay a monthly base fee of up to £4,750, depending on the service provided, and 15% commission fee for all revenues including a minimum revenue base of £140,000 in the first year and £100,000 in subsequent years.	the Company agreed to pay a monthly base fee of up to £4,750, depending on the service provided, and 15% commission fee for all revenues including a minimum revenue base of £140,000 in the first year and £100,000 in subsequent years.
Proceeds from convertible debenture										$ 170,000		77,500
Consultant
License Agreement and Commitment, Description										Pursuant to the agreements, each consultant is to be compensated by the following: i) 10% commission on all net revenues derived by the Company through the consultant in the first year ii) 5% commission on all net revenues derived by the Company through the consultant in year two and three iii) 180,000 common shares payable on the date of the agreement (see Note 8(d)) iv) 180,000 common shares payable on February 26, 2016 (see Note 10(c)) v) 180,000 common shares payable on August 26, 2017 (see Note 10(c)) vi) 180,000 common shares payable on February 26, 2018. (see Note 10(c)) Either party may terminate the agreement by providing written thirty days notice.
Accrued Interest
Debt Conversion, Original Debt, Amount												760
Convertible Debenture Two
Debt Conversion, Original Debt, Amount								$ 5,967	$ 2,805	$ 8,368	$ 8,772	2,920
Debt Instrument, Convertible, Terms of Conversion Feature										After 180 days or November 17, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.	After 180 days or November 17, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.
Proceeds from convertible debenture											$ 37,500	37,500
Debt Instrument, Face Amount														$ 37,500
Long-term Debt, Gross										$ 17,440	$ 25,808	34,580
Debt Instrument, Interest Rate, Stated Percentage														8.00%
Debt Instrument, Maturity Date											Feb. 23, 2015
Convertible Debenture One
Debt Conversion, Original Debt, Amount												39,130
Debt Instrument, Convertible, Terms of Conversion Feature											After 180 days or June 15, 2014, the debenture is convertible into common shares of the Company at a conversion price equal to 51% of the lowest two trading prices of the Company's common shares for the past 30 trading days prior to notice of conversion.
Proceeds from convertible debenture												$ 32,500	$ 32,500
Debt Instrument, Face Amount															$ 32,500
Long-term Debt, Gross										$ 0	$ 9,620
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Convertible Debenture One | Accrued Interest
Long-term Debt, Gross											$ 6,270
Common Stock
Debt Conversion, Converted Instrument, Shares Issued												214,035
Shares issued for management fees, Shares											10,000,000	375,000
Stock issued for consulting services											10,000,000	375,000
Common Stock | Convertible Debenture Two
Debt Conversion, Converted Instrument, Shares Issued								1,300,000	550,000	3,217,352	1,850,000	360,000
Common Stock | Convertible Debenture One
Debt Conversion, Converted Instrument, Shares Issued												595,667
Subsequent Event | Equity purchase agreement 1
License Agreement and Commitment, Description			an equity purchase agreement with an unrelated investor. Pursuant to the agreement, the Company agrees to issue and sell to the investor up to five million dollars of the Company's common stock. The agreement expires on the earlier of i) the date on which the Investor purchases the maximum amount or ii) December 31, 2017.
Subsequent Event | Convertible Promissory Note
Debt Instrument, Convertible, Terms of Conversion Feature							convertible into common stock of the Company at a price equal to 50% of the lowest trading price of the Company's common stock of either (i) the twenty-five prior trading days immediately preceding the issuance of the note or (ii) the twenty-five prior trading days including the day upon which a notice of conversion is received by the Company.
Debt Instrument, Face Amount							$ 33,000
Debt Instrument, Interest Rate, Effective Percentage							10.00%
Long-term Debt, Gross							$ 30,000
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Maturity Date							May 17, 2017
Subsequent Event | Convertible Promissory Note | Equity purchase agreement 1
Debt Instrument, Convertible, Terms of Conversion Feature			convertible into common shares of the Company at a conversion price equal to the lower of a) 50% of the lowest trading price of the Company's common stock of the twenty-five prior trading days immediately preceding the conversion date or b) the closing bid price on the original issue date.
Subsequent Event | Convertible Promissory Note | Equity purchase agreement 2
Debt Conversion, Original Debt, Amount			$ 55,000
Proceeds from convertible debenture			$ 50,000
Subsequent Event | Consultant | Convertible Promissory Note
Debt Instrument, Convertible, Terms of Conversion Feature		the consultant has the right to convert such balance into a convertible promissory note, which shall allow for conversion into shares of common stock of the Company at a fifty percent discount to the ten-day average closing price of the common shares at such time
Subsequent Event | Convertible Debenture Twelve
Debt Conversion, Original Debt, Amount										$ 3,000
Subsequent Event | Convertible Debenture Twelve | Accrued Interest
Debt Conversion, Original Debt, Amount										$ 101
Subsequent Event | Convertible Debenture Two
Debt Conversion, Converted Instrument, Shares Issued						3,217,352
Debt Conversion, Original Debt, Amount						$ 8,368
Subsequent Event | Convertible Debenture One
Debt Conversion, Converted Instrument, Shares Issued				1,579,800	1,176,470
Debt Conversion, Original Debt, Amount				$ 4,000	$ 3,000
Subsequent Event | Convertible Debenture One | Accrued Interest
Debt Conversion, Original Debt, Amount				$ 28
Subsequent Event | Common Stock | Consultant
Debt Conversion, Original Debt, Amount		$ 2,500
Shares issued for management fees, Shares	720,000	6,000,000
Stock issued for consulting services	720,000	6,000,000
Subsequent Event | Common Stock | Convertible Debenture Twelve
Debt Conversion, Converted Instrument, Shares Issued			1,216,113